Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	$ 18,433	$ 23,040
Derivative Assets	113,550	69,797
Accrued Liabilities	(22,320)	(22,022)
Current Portion of Derivative Liabilities	(177,469)	(143,999)
Derivative Liabilities	(372,046)	(299,570)
Derivatives not designated as a cash flow hedge [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	8,051
Derivatives not designated as a cash flow hedge [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	696	482
Derivative Assets	11	12
Current Portion of Derivative Liabilities	(741)	(1,819)
Derivative Liabilities	(320)	(155)
Derivatives not designated as a cash flow hedge [Member] | Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	17,200	21,779
Derivative Assets	105,488	69,785
Accrued Liabilities	(22,281)	(22,025)
Current Portion of Derivative Liabilities	(173,920)	(140,503)
Derivative Liabilities	(310,295)	(248,091)
Derivatives not designated as a cash flow hedge [Member] | Cross currency swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	537	779
Accrued Liabilities	(39)	3
Current Portion of Derivative Liabilities	(2,808)	(1,677)
Derivative Liabilities	$ (61,431)	$ (51,324)